COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 12 months ended Jun. 30, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCY
Severance Costs	$ 0.6	¥ 3.9